Morgan, Lewis & Bockius LLP 101 Park Avenue New York, NY 10178-0060 Tel. 212.309.6000 Fax: 212.309.6001 www.morganlewis.com

Richard F. Morris

Partner

212.309.6650

richard.morris@morganlewis.com

May 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Reality Shares ETF Trust: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A (File Nos. 333-192288 and 811-22911)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing Pre-Effective Amendment No. 2 (the “Filing”) to the Trust’s registration statement on Form N-1A (the “Registration Statement”) under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended.

The purpose of the filing is to (i) incorporate comments of the staff (the “Staff”) of the Securities and Exchange Commission (“SEC”) to Pre-Effective Amendment No. 1 to the Registration Statement filed with the SEC via EDGAR on February 6, 2014 and (ii) include additional information in the Trust’s Prospectuses and Statement of Additional Information. We believe that the Filing addresses all of the Staff’s comments to Pre-Effective Amendment No. 1 and, after filing one additional Pre-Effective Amendment for the purposes of responding to any remaining staff comments, including the Trust’s audited seed financials and filing the consent of the Trust’s auditor as an exhibit, intend to submit an acceleration request to the Staff requesting that the Registration Statement be effective at a later date.

Please contact the undersigned at (212) 309-6650 should you have any questions or comments.

Thank you for your attention to this matter.

Sincerely,

/s/ Richard F. Morris

Richard F. Morris

cc:	Eric Ervin, Reality Shares Advisors, LLC

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